Short Term Borrowings and Long Term Debt (Tables)	12 Months Ended
Aug. 31, 2011
Short Term Borrowings and Long Term Debt [Abstract]
Short-Term Borrowings and Long-Term Debt
Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2011	2010
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2012 to 2035	$8	$7
Other	5	5
Total short-term borrowings	$13	$12

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 8)	$1,339	$1,348
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 8)	1,011	995
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2012 to 2035	54	53
	2,404	2,396
Less current maturities	(8)	(7)
Total long-term debt	$2,396	$2,389